Schedule of Investments (unaudited)
December 31, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	USD	2,741	$ 2,772,894
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28		1,037	1,065,931
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/35(a)		2,044	2,049,070
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		1,325	1,339,011
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, 12/08/27		1,293	1,302,644
Enterprise Fleet Financing LLC
Series 2022-3, Class A2, 4.38%, 07/20/29(a)		2,321	2,295,625
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		2,316	2,322,258
Series 2023-3, Class A2, 6.40%, 03/20/30(a)		2,805	2,867,055
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/36(a)		2,362	2,412,353
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,337,967
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,826,970
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	629,882
Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.54%, 10/16/28		2,007	2,048,628
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		114	101,379
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		794	801,665
PFS Financing Corp.
Series 2023-A, Class A, 5.80%, 03/15/28(a)		2,658	2,695,651
Series 2023-B, Class A, 5.27%, 05/15/28(a)		3,792	3,808,325
Series 2023-C, Class A, 5.52%, 10/15/28(a)		873	882,568
Total Asset-Backed Securities — 3.0% (Cost: $34,197,781)			34,559,876
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	904,956
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.54%, 09/15/34(a)(b)		3,928	3,772,873
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	316,044
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,036,971
Series 2018-DSNY, Class A, (1-mo. CME Term SOFR + 1.15%), 6.51%, 09/15/34(a)(b)		2,558	2,544,966
BANK
Series 2018-BN11, Class B, 4.34%, 03/15/61(b)		1,769	1,585,887
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,233,132
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56		1,430	1,476,324
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)		2,470	2,807,109
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.23%, 04/15/36(a)(b)		1,140	1,117,829
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	938,183
BFLD, Series 2019-DPLO, Class A, (1-mo. CME Term SOFR + 1.20%), 6.57%, 10/15/34(a)(b)		70	69,733
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.05%, 03/15/40(a)(b)	USD	2,000	$ 1,988,175
BPR Trust, Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 6.53%, 09/15/38(a)(b)		2,863	2,771,334
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	3,679,930
BX Commercial Mortgage Trust
Series 2019-XL, Class D, (1-mo. CME Term SOFR + 1.56%), 6.93%, 10/15/36(a)(b)		3,570	3,547,309
Series 2021-VINO, Class B, (1-mo. CME Term SOFR + 0.97%), 6.33%, 05/15/38(a)(b)		688	673,112
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.38%, 02/15/39(a)(b)		5,090	4,997,136
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.30%, 11/15/28(a)(b)		1,060	1,063,649
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.12%, 12/09/40(a)(b)		3,072	3,073,902
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		1,489	1,295,974
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(b)		217	213,927
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.53%, 08/15/39(a)(b)		1,053	1,053,990
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.98%, 09/15/38(a)(b)		2,994	3,009,527
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,083,529
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	105,963
Series 2023-SMRT, Class A, 5.82%, 10/12/40(a)(b)		1,370	1,386,833
Commercial Mortgage Trust
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,061	1,059,102
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	2,701,401
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		1,368	1,343,065
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	362,823
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	240,458
Series 2021-980M, Class A, 2.39%, 07/15/31(a)		1,090	994,312
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	793,941
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	723,162
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	891,189
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	662,396
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47		4,000	3,926,639
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 05/15/26(a)(b)		730	650,594
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.56%, 08/15/39(a)(b)		3,060	3,067,512
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.45%, 03/15/28(a)(b)		1,100	1,095,864
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	542,274
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		2,425	2,377,574
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		814	805,751
Series 2015-C28, Class A4, 3.23%, 10/15/48		4,058	3,910,012

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)	USD	1,790	$ 1,652,987
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 7.10%, 10/15/33(a)(b)		2,000	1,890,000
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.50%, 10/15/33(a)(b)		600	485,385
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	955,323
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 8.23%, 12/15/36(a)(b)		399	400,234
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.54%, 09/15/39(a)(b)		210	210,459
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.64%, 12/15/36(a)(b)		1,920	1,918,788
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		510	499,050
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 08/15/40(a)(b)		880	888,321
Med Trust, Series 2021-MDLN, Class A, (1-mo. CME Term SOFR + 1.06%), 6.43%, 11/15/38(a)(b)		2,888	2,831,945
MF1
Series 2021-W10, Class A, (1-mo. CME Term SOFR + 1.07%), 6.43%, 12/15/34(a)(b)		480	468,127
Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 6.73%, 12/15/34(a)(b)		640	611,182
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		2,355	2,427,239
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		1,717	1,672,979
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	646,837
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	873,287
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.45%, 10/15/28(a)(b)		543	544,249
ORL Trust, Series 2023-GLKS, Class A, (1-mo. CME Term SOFR + 2.35%), 7.71%, 10/19/36(a)(b)		1,963	1,962,843
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,297	1,224,565
Series 2018-4, Class MA, 3.50%, 03/25/58		1,421	1,340,539
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.55%, 05/15/37(a)(b)		1,250	1,242,542
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		1,160	1,207,334
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		1,184	1,162,132
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		1,505	1,470,001
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,524,736
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,124,330
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		2,417	2,206,267
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.68%, 05/15/31(a)(b)		3,516	3,414,987
			114,753,034
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 0.95%, 05/15/53(a)(b)		1,568	69,974
BANK
Series 2020-BN29, Class XA, 1.33%, 11/15/53(b)		4,235	283,498
Series 2021-BN33, Class XA, 1.05%, 05/15/64(b)		15,783	822,562
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.61%, 10/15/53(b)		15,396	1,023,725
Series 2020-B21, Class XA, 1.45%, 12/17/53(b)		3,840	264,885
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(b)	USD	8,819	$ 449,285
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.65%, 10/10/47(b)		37,096	84,843
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.54%, 06/15/52(b)		12,810	797,973
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.46%, 10/15/52(b)		9,994	613,855
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.71%, 05/15/51(b)		8,128	198,076
Series 2020-C58, Class XA, 1.80%, 07/15/53(b)		4,473	396,507
			5,005,183
Total Non-Agency Mortgage-Backed Securities — 10.2% (Cost: $126,564,870)			119,758,217
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.1%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		198	180,431
Series 2010-141, Class LZ, 4.50%, 12/25/40		405	394,406
Series 2011-131, Class LZ, 4.50%, 12/25/41		266	247,139
Series 2011-8, Class ZA, 4.00%, 02/25/41		580	555,624
Series 2013-81, Class YK, 4.00%, 08/25/43		200	186,152
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,005	2,694,497
Series 2017-76, Class PB, 3.00%, 10/25/57		900	669,384
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 0.87%, 05/25/48(b)		2,038	1,787,806
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,563	4,173,989
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,356,021
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		329	313,757
Series 3780, Class ZA, 4.00%, 12/15/40		1,353	1,297,874
Series 3960, Class PL, 4.00%, 11/15/41		900	878,247
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,202,640
Series 4355, Class ZL, 4.00%, 06/15/44		2,353	2,189,989
Series 4384, Class LB, 3.50%, 08/15/43		1,016	975,370
Series 4758, Class Z, 4.00%, 02/15/48		1,672	1,570,305
Series 4988, Class AK, 1.00%, 07/25/50		2,081	1,585,008
Series 5002, Class TJ, 2.00%, 07/25/50		2,059	1,748,009
Ginnie Mae
Series 2014-107, Class WX, 6.66%, 07/20/39(b)		299	309,275
Series 2016-123, Class LM, 3.00%, 09/20/46		600	501,242
			24,817,165
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,353,100
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,519,341
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,338,851
			16,211,292
Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		964	112,465
Series 2014-68, Class YI, 4.50%, 11/25/44		440	88,103
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 0.80%, 09/25/45(b)		2,469	191,985
Series 2016-60, Class SD, (SOFR (30-day) + 5.99%), 0.65%, 09/25/46(b)		1,106	91,995
Series 2016-78, Class CS, (SOFR (30-day) + 5.99%), 0.65%, 05/25/39(b)		1,416	115,084

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2017-38, Class S, (SOFR (30-day) + 5.99%), 0.65%, 05/25/47(b)	USD	1,882	$ 219,212
Series 2017-68, Class IE, 4.50%, 09/25/47		1,656	290,523
Series 2017-70, Class SA, (SOFR (30-day) + 6.04%), 0.70%, 09/25/47(b)		1,179	149,872
Series 2019-5, Class SA, (SOFR (30-day) + 5.99%), 0.65%, 03/25/49(b)		7,780	851,798
Series 2020-32, Class IO, 4.00%, 05/25/50		1,783	364,768
Series 2020-32, Class PI, 4.00%, 05/25/50		1,850	378,600
Series 2021-23, Class CI, 3.50%, 07/25/46		2,448	404,045
Series 2021-41, Class IO, 3.50%, 07/25/51		4,669	807,458
Series 2021-88, Class IO, 2.50%, 12/25/51		2,135	298,765
Series 427, Class C71, 3.00%, 10/25/49		2,244	372,281
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		173	7,211
Series 4119, Class SC, (SOFR (30-day) + 6.04%), 0.70%, 10/15/42(b)		1,471	171,716
Series 4901, Class CS, (SOFR (30-day) + 5.99%), 0.65%, 07/25/49(b)		1,803	201,583
Series 4941, Class SH, (SOFR (30-day) + 5.84%), 0.50%, 12/25/49(b)		3,772	384,609
Series 5081, Class PI, 3.00%, 03/25/51		825	133,931
Series 5109, Class ID, 2.50%, 05/25/51		1,916	290,711
Series 5112, Class KI, 3.50%, 06/25/51		1,492	271,624
Series 5127, Class AI, 3.00%, 06/25/51		788	129,552
Series 5152, Class EI, 3.50%, 10/25/51		688	123,269
Series 5159, Class KI, 3.00%, 11/25/51		2,367	296,359
Series 5159, Class PI, 3.00%, 11/25/51		4,164	598,301
Series 5176, Class QI, 3.00%, 12/25/51		2,398	354,799
Ginnie Mae
Series 2017-101, Class SL, (1-mo. CME Term SOFR + 6.09%), 0.73%, 07/20/47(b)		1,499	179,755
Series 2020-115, Class IM, 3.50%, 08/20/50		2,267	373,526
Series 2020-146, Class DI, 2.50%, 10/20/50		3,089	413,041
Series 2020-175, Class DI, 2.50%, 11/20/50		1,058	138,369
Series 2020-185, Class MI, 2.50%, 12/20/50		3,819	510,221
Series 2021-104, Class IH, 3.00%, 06/20/51		4,460	669,714
Series 2021-149, Class KI, 3.00%, 08/20/51		8,640	1,342,160
			11,327,405
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.70%, 04/25/30(b)		1,196	97,075
Series K116, Class X1, 1.42%, 07/25/30(b)		2,078	149,196
Series K119, Class X1, 0.93%, 09/25/30(b)		3,297	160,165
Series K122, Class X1, 0.88%, 11/25/30(b)		5,043	238,103
Ginnie Mae
Series 2016-151, Class IO, 0.81%, 06/16/58(b)		18,775	721,235
Series 2017-61, Class IO, 0.75%, 05/16/59(b)		1,459	52,911
			1,418,685
Mortgage-Backed Securities — 106.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		44,437	36,918,377
2.00%, 10/01/31 - 03/01/52		148,140	124,070,262
2.50%, 09/01/27 - 02/01/52		106,526	93,040,718
3.00%, 04/01/28 - 06/01/52		45,673	41,540,322
3.50%, 03/01/29 - 04/01/52		35,188	33,068,832
4.00%, 02/01/31 - 05/01/52		55,952	53,793,905
4.50%, 05/01/24 - 10/01/52		35,949	35,131,190
5.00%, 02/01/35 - 04/01/53		17,188	17,177,574
5.50%, 05/01/34 - 06/01/53		14,112	14,252,954
6.00%, 02/01/38 - 08/01/53		19,958	20,334,315
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
6.50%, 07/01/37 - 10/01/53	USD	6,442	$ 6,617,578
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/51		8,875	7,368,603
2.00%, 01/01/36 - 02/01/52		103,527	86,742,916
2.50%, 02/01/30 - 04/01/52		82,934	71,628,144
3.00%, 09/01/27 - 08/01/52(c)		66,820	60,297,476
3.50%, 02/01/31 - 06/01/50		21,756	20,410,507
4.00%, 08/01/40 - 03/01/53		33,175	31,925,161
4.50%, 05/01/24 - 08/01/52		7,039	6,866,437
5.00%, 05/01/28 - 08/01/53		11,366	11,335,128
5.50%, 01/01/28 - 08/01/53		12,748	12,830,982
6.00%, 08/01/28 - 08/01/53		13,295	13,523,526
6.50%, 11/01/53		1,198	1,230,617
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/54(d)		55,745	47,208,778
2.50%, 04/20/51 - 01/15/54(d)		54,304	47,492,790
3.00%, 12/20/44 - 01/15/54(d)		38,695	35,093,878
3.50%, 01/15/42 - 01/15/54(d)		32,258	30,090,004
4.00%, 04/20/39 - 01/15/54(d)		29,908	28,646,826
4.50%, 09/20/39 - 01/15/54(d)		17,458	17,120,468
5.00%, 07/15/33 - 01/15/54(d)		16,262	16,156,495
5.50%, 07/15/38 - 01/15/54(d)		13,168	13,270,813
6.00%, 03/20/53 - 01/15/54(d)		9,775	9,939,274
6.50%, 01/15/54(d)		6,983	7,148,028
Uniform Mortgage-Backed Securities
1.50%, 01/01/39 - 01/01/54(d)		7,906	6,334,225
2.00%, 01/01/39 - 01/01/54(d)		28,441	23,748,430
2.50%, 01/01/39 - 01/01/54(d)		456	391,271
3.00%, 01/01/39 - 01/01/54(d)		43,229	38,323,198
3.50%, 01/01/39 - 01/01/54(d)		49,183	45,133,635
4.00%, 01/01/39 - 01/01/54(d)		36,387	34,448,567
4.50%, 01/01/39 - 01/01/54(d)		9,322	9,116,827
5.00%, 01/01/54(d)		7,280	7,201,791
5.50%, 01/01/54(d)		17,252	17,324,782
6.00%, 01/01/54(d)		2,139	2,171,753
6.50%, 01/01/54(d)		11,704	11,993,400
			1,248,460,757
Principal Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae, Series 2023-36, Class AO, 0.00%, 08/25/50(e)		4,005	2,753,334
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(e)		7,435	5,212,724
Series 5341, Class AO, 0.00%, 06/25/50(e)		4,464	3,227,532
			11,193,590
Total U.S. Government Sponsored Agency Securities — 112.0% (Cost: $1,371,408,149)			1,313,428,894
Total Long-Term Investments — 125.2% (Cost: $1,532,170,800)			1,467,746,987
Shares
Short-Term Securities
Money Market Funds — 0.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.25%(f)	9,576,462	9,576,462

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations(g) — 1.3%
U.S. Treasury Bills, 5.26%, 03/14/24	USD	15,628	$ 15,465,828
Total Short-Term Securities — 2.1% (Cost: $25,039,688)			25,042,290
Total Investments Before TBA Sale Commitments — 127.3% (Cost: $1,557,210,488)			1,492,789,277
TBA Sale Commitments(d)
Mortgage-Backed Securities — (18.2)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/54		(11,887)	(10,062,960)
2.50%, 01/15/54		(860)	(752,233)
3.00%, 01/15/54		(699)	(632,812)
3.50%, 01/15/54		(605)	(563,406)
4.00%, 01/15/54		(376)	(358,963)
4.50%, 01/15/54		(295)	(287,902)
5.00%, 01/15/54		(301)	(298,884)
5.50%, 01/15/54		(235)	(236,690)
6.00%, 01/15/54		(7,342)	(7,465,036)
6.50%, 01/15/54		(91)	(93,151)
Uniform Mortgage-Backed Securities
1.50%, 01/01/39 - 01/01/54		(910)	(750,225)
2.00%, 01/01/39 - 01/01/54		(3,940)	(3,276,202)
2.50%, 01/01/39 - 01/01/54		(27,894)	(24,868,121)
3.00%, 01/01/39 - 01/01/54		(33,622)	(29,747,546)
3.50%, 01/01/39 - 01/01/54		(1,113)	(1,026,210)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
4.00%, 01/01/39 - 01/01/54	USD	(69,707)	$ (65,926,101)
4.50%, 01/01/39 - 01/01/54		(12,193)	(11,820,390)
5.00%, 01/01/54		(483)	(477,830)
5.50%, 01/01/54		(23,641)	(23,740,735)
6.00%, 01/01/54		(27,717)	(28,141,112)
6.50%, 01/01/54		(2,802)	(2,871,489)
Total TBA Sale Commitments — (18.2)% (Proceeds: $(210,194,547))			(213,397,998)
Total Investments Net of TBA Sale Commitments — 109.1% (Cost: $1,347,015,941)			1,279,391,279
Liabilities in Excess of Other Assets — (9.1)%			(106,678,914)
Net Assets — 100.0%			$ 1,172,712,365
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(d)	Represents or includes a TBA transaction.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (5 Year)	190	03/28/24	$ 20,667	$ 326,931
Short Contracts
3-month SOFR	8	03/19/24	1,893	31,721
U.S. Treasury Bonds (30 Year)	135	03/19/24	16,867	(1,224,689)
U.S. Treasury Notes (10 Year)	150	03/19/24	16,934	(111,520)
U.S. Ultra Treasury Notes (10 Year)	52	03/19/24	6,137	(164,293)
U.S. Treasury Notes (2 Year)	236	03/28/24	48,596	(424,977)
3-month SOFR	8	06/18/24	1,900	(4,513)
3-month SOFR	8	09/17/24	1,910	(14,713)
3-month SOFR	9	12/17/24	2,158	(2,204)
				(1,915,188)
				$ (1,588,257)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/25	USD	232	$ 18,220	$ —	$ 18,220
1-day SOFR, 5.38%	Quarterly	0.17%	Quarterly	10/21/25	USD	232	(18,449)	—	(18,449)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series M Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/30	USD	83	$ 15,173	$ —	$ 15,173
1-day SOFR, 5.38%	Quarterly	0.53%	Quarterly	10/21/30	USD	83	(15,593)	—	(15,593)
							$ (649)	$ —	$ (649)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 951,413	$ 172,300	$ 779,113
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	998,984	189,777	809,207
							$ 1,950,397	$ 362,077	$ 1,588,320
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	1,734	$ (302,338)	$ (71,132)	$ (231,206)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	(1,052,377)	(289,734)	(762,643)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(898,020)	(249,157)	(648,863)
								$ (2,252,735)	$ (610,023)	$ (1,642,712)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 34,559,876	$ —	$ 34,559,876
Non-Agency Mortgage-Backed Securities	—	119,758,217	—	119,758,217
U.S. Government Sponsored Agency Securities	—	1,313,428,894	—	1,313,428,894
Short-Term Securities
Money Market Funds	9,576,462	—	—	9,576,462
U.S. Treasury Obligations	—	15,465,828	—	15,465,828
Liabilities
TBA Sale Commitments	—	(213,397,998)	—	(213,397,998)
	$ 9,576,462	$ 1,269,814,817	$ —	$ 1,279,391,279
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,588,320	$ —	$ 1,588,320
Interest Rate Contracts	358,652	33,393	—	392,045
Liabilities
Credit Contracts	—	(1,642,712)	—	(1,642,712)
Interest Rate Contracts	(1,946,909)	(34,042)	—	(1,980,951)
	$ (1,588,257)	$ (55,041)	$ —	$ (1,643,298)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced